Deferred Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 1,674,000	$ 1,583,000
Stock based compensation	0	0
Total deferred tax assets	1,674,000	1,583,000
Less: Valuation Allowance	(1,674,000)	(1,583,000)
Net Deferred Tax Asset	$ 0	$ 0